Share warrant obligations (Tables)	6 Months Ended
Jun. 30, 2022
Share warrant obligations
Schedule of fair value of warrants

	December 31, 2021	June 30, 2022
Risk free rate	forward USD overnight index swap (OIS) rates (curve 42)	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	forward implied volatility rates based on volatilities of publicly traded peers	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price1	8.06	5.03
Expected warrant life (years)	4.7	4.1

Schedule of warrant obligations

	Public Warrants	Private Warrants	Total
Balance at December 31, 2021	10,372	11,657	22,029
Fair value adjustment	(598)	(4,166)	(4,764)
Balance at June 30, 2022	9,774	7,491	17,265